Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Interest income recorded as an effect of financial instruments	€ 124,751	€ 56,409
Interest expense recorded as an effect of financial instruments	420,900	358,995
Credit losses recorded as an effect of financial instruments	112,242	42,470
Net losses from foreign currency transactions	35,497	32,662
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	2,787	12,036	€ (3,585)
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,547)	(3,379)	€ 126
Derivatives - cash flow hedging instruments
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	2,787	12,036
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,547)	(3,379)
Amount reclassified from hedge reserve included in Interest income/expense	1,319	1,355
Amount reclassified from hedge reserve included in revenue	(500)	2,698
Amount reclassified from cost of hedging included in revenue	838	40
Amount reclassified from hedge reserve included in cost of revenue	(7,912)	(2,088)
Amount reclassified from cost of hedging included in cost of revenue	1,538	2,157
Amount reclassified from hedge reserve included in Inventory		(418)
Amount reclassified from cost of hedging included in Inventory		12
Amount reclassified from hedge reserve	(7,093)	1,547
Amount reclassified from cost of hedging	2,376	2,209
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	2,787	12,036
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,547)	(3,379)
Derivatives - not designated as hedging instruments
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Total	(42,335)	21,911
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	(57,083)	8,914
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	€ 14,748	€ 12,997